Trading derivatives (assets and liabilities) and short positions - Short positions (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
FINANCIAL LIABILITIES HELD FOR TRADING	€ 79,469	€ 81,167	€ 77,139
Short positions
Financial instruments
FINANCIAL LIABILITIES HELD FOR TRADING	12,236	16,698	14,123
Debt instruments | Short positions
Financial instruments
Borrowed securities	825	625	390
Short sales	11,022	15,784	13,340
Debt instruments | Short positions | Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Financial instruments
Borrowed securities	825	625	390
Debt instruments | Short positions | Banco Santander (Brasil) S.A.
Financial instruments
Short sales	1,952	7,085	5,194
Equity instruments | Short positions
Financial instruments
Borrowed securities	389	289	393
Banco Santander, S.A. | Debt instruments | Short positions
Financial instruments
Short sales	8,926	8,645	7,980
Banco Santander, S.A. | Equity instruments | Short positions
Financial instruments
Borrowed securities	€ 318	€ 289	€ 308